Investment Securities (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Investment Securities [Abstract]
Proceeds from sales of held to maturity investment securities		$ 488,457		$ 488,457	$ 514,079
Proceeds from sale of investments			45,675,741	18,420,698
Gains on sales of investment securities	$ 282,858	$ 2,489	$ 560,028	$ 40,559	$ 140,149	$ 158,551